UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment  [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	  Alpine Partners USVI, LLC
Address:  6100 Red Hook
	  Quarter #2, Suite A3-1
	  St. Thomas, VI 00802

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Park
Title:	Chief Operating Officer
Phone:  646-961-3213


Signature, Place, and Date of Signing:

  (s) Andrew Park       St. Thomas, US Virgin Islands       8/14/2012
-------------------  ----------------------------------	  -------------
    [Signature]     	     [City, State]		     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by other 	reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	  0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total: $ 21,398
				        (thousands)

List of Other Included Managers:  	  NONE

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

                                                           VALUE           SH/ PUT/INVESTMENT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   ($000's AMOUNT  PRN CALLDISCRETION  MANAGER  SOLE  SHARED NONE
--------------------------------  -------------- ---------- ------ ------- ---- --- ---------- --------  ----- ------ ----

ACTIVE POWER INC                      COM        00504W100   29    43781   SH        SHARED             43781
AK STL HLDGS CORP                     COM        001547108   295   35729   SH        SHARED             35729
ALASKA COMMUNICATIONS SYS GR          COM        01167P101   59    19741   SH        SHARED             19741
ALCOA INC                             COM        013817101   303    5336   SH        SHARED             5336
ALEXANDERS INC                        COM        014752109   663    1792   SH        SHARED             1792
ALLIANCE ONE INTL INC                 COM        018772103   79    29096   SH        SHARED             29096
ALTAIR NANOTECHNOLOGIES INC         COM NEW      021373204   26    39835   SH        SHARED             39835
ARTIO GLOBAL INVS INC               COM CL A     04315B107   70    14379   SH        SHARED             14379
AVANIR PHARMACEUTICALS INC          CL A NEW     05348P401   58    28463   SH        SHARED             28463
BOSTON PRIVATE FINL HLDGS IN    *W EXP 11/21/201 101119113   160   50000   SH        SHARED             50000
CADENCE PHARMACEUTICALS INC           COM        12738T100   83    20900   SH        SHARED             20900
CALLAWAY GOLF CO                      COM        131193104   66    11968   SH        SHARED             11968
CAMELOT INFORMATION SYS INC      ADR RP ORD SHS  13322V105   78    27386   SH        SHARED             27386
CHIMERA INVT CORP                     COM        16934Q109   76    30203   SH        SHARED             30203
CHINA MING YANG WIND PWR GRO     SPONSORED ADR   16951C108   64    28256   SH        SHARED             28256
CHRISTOPHER & BANKS CORP              COM        171046105   74    31443   SH        SHARED             31443
CITIGROUP INC                   *W EXP 01/04/201 172967226   285  1000000  SH        SHARED            1000000
CITIGROUP INC                   *W EXP 10/28/201 172967234   102  2000000  SH        SHARED            2000000
COGDELL SPENCER INC                   COM        19238U107   61    14346   SH        SHARED             14346
COMERICA INC                    *W EXP 11/14/201 200340115  1636   306100  SH        SHARED            306100
COMPLETE GENOMICS INC                 COM        20454K104   72    24540   SH        SHARED             24540
COMVERGE INC                          COM        205859101   24    19064   SH        SHARED             19064
CYTORI THERAPEUTICS INC               COM        23283K105   76    34626   SH        SHARED             34626
DAQO NEW ENERGY CORP             SPONSORED ADR   23703Q104   25    14784   SH        SHARED             14784
DEPOMED INC                           COM        249908104   69    13290   SH        SHARED             13290
DEVON ENERGY CORP NEW                 COM        25179M103   288    4652   SH        SHARED             4652
DEXCOM INC                            COM        252131107   99    10621   SH        SHARED             10621
DICE HLDGS INC                        COM        253017107   84    10191   SH        SHARED             10191
DIRECTV                             COM CL A     25490A101   595   13916   SH        SHARED             13916
E-COMMERCE CHINA DANGDANG IN     SPN ADS COM A   26833A105   77    17498   SH        SHARED             17498
EMCORE CORP                           COM        290846104   25    29335   SH        SHARED             29335
ENERGYSOLUTIONS INC                   COM        292756202   59    18969   SH        SHARED             18969
ENSCO PLC                        SPONSORED ADR   29358Q109   235    5000   SH        SHARED             5000
FEDERAL SIGNAL CORP                   COM        313855108   85    20580   SH        SHARED             20580
FIVE STAR QUALITY CARE INC            COM        33832D106   74    24563   SH        SHARED             24563
GENON ENERGY INC                      COM        37244E107   61    23544   SH        SHARED             23544
GMX RES INC                           COM        38011M108   75    59838   SH        SHARED             59838
HANWHA SOLARONE CO LTD           SPONSORED ADR   41135V103   29    29728   SH        SHARED             29728
HYPERDYNAMICS CORP                    COM        448954107   45    18180   SH        SHARED             18180
IMATION CORP                          COM        45245A107   81    14105   SH        SHARED             14105
INTRALINKS HLDGS INC                  COM        46118H104   72    11551   SH        SHARED             11551
JANUS CAP GROUP INC                   COM        47102X105   63    10047   SH        SHARED             10047
KKR FINANCIAL HLDGS LLC               COM        48248A306   144   16500   SH        SHARED             16500
LIONBRIDGE TECHNOLOGIES INC           COM        536252109   81    35162   SH        SHARED             35162
MEMC ELECTR MATLS INC                 COM        552715104   289   73405   SH        SHARED             73405
METABOLIX INC                         COM        591018809   87    19143   SH        SHARED             19143
METROPCS COMMUNICATIONS INC           COM        591708102   90    10359   SH        SHARED             10359
MUELLER WTR PRODS INC              COM SER A     624758108   62    25549   SH        SHARED             25549
PACIFIC DRILLING SA LUXEMBOU        REG SHS      L7257P106   140   15000   SH        SHARED             15000
PENSON WORLDWIDE INC                  COM        709600100   385   331976  SH        SHARED            331976
PLX TECHNOLOGY INC                    COM        693417107   86    30000   SH        SHARED             30000
POPULAR INC                           COM        733174106   28    20310   SH        SHARED             20310
RARE ELEMENT RES LTD                  COM        75381M102   92    28366   SH        SHARED             28366
RIO TINTO PLC                    SPONSORED ADR   767204100  4868   99511   SH        SHARED             99511
SANGAMO BIOSCIENCES INC               COM        800677106   85    29893   SH        SHARED             29893
SAVIENT PHARMACEUTICALS INC           COM        80517Q100   78    35061   SH        SHARED             35061
SCORPIO TANKERS INC                   SHS        Y7542C106   98    20000   SH        SHARED             20000
SEQUENOM INC                        COM NEW      817337405   83    15935   SH        SHARED             15935
SIGA TECHNOLOGIES INC                 COM        826917106   389   27065   SH        SHARED             27065
TALBOTS INC                           COM        874161102   311   26676   SH        SHARED             26676
U S AIRWAYS GROUP INC                 COM        90341W108   47    17823   SH        SHARED             17823
VALUEVISION MEDIA INC                 CL A       92047K107   621   44041   SH        SHARED             44041
V F CORP                              COM        918204108  3728    3067   SH        SHARED             3067
WASHINGTON FED INC              *W EXP 11/14/201 938824117  1726   82900   SH        SHARED             82900
WET SEAL INC                         CLA A       961840105   739   14318   SH        SHARED             14318
WINTRUST FINANCIAL CORP         *W EXP 12/18/201 97650W157   562   50000   SH        SHARED             50000


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